Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2022, as compared to the previous fiscal year:

	12.31.22	12.31.21	12.31.20
Income Before Income Tax for the Year	64,744,711	92,765,584	135,143,364
Current Tax Rate	35%	35%	30%
Income for the Year at Tax Rate	(22,660,648)	(32,467,954)	(40,543,009)
Permanent Differences at Tax Rate
- Income for Equity Instruments	(154,436)	(88,053)	(110,306)
- Untaxed Income	27,817	394,805	490,752
- Donations and Other Non-deductible Expenses	(26,035)	(9,625)	(94,140)
- Other	(1,285,749)	456,384	(8,825,272)
- Inflation effect	(81,230,045)	(53,976,252)	(37,129,079)
-Tax adjustment	—	864,186	2,044,808
- Tax inflation adjustment	88,263,267	52,792,778	8,512,034
- Tax inflation adjustment deferral	—	—	14,967,930
Total Income Tax Charge for the Year	(17,065,829)	(32,033,731)	(60,686,282)

	12.31.22	12.31.21	12.31.20
Current Income Tax	(16,457,984)	(25,257,891)	(78,342,419)
Deferred Tax Charge(*)	3,114,144	(8,307,425)	24,330,007
Update of the charge tax for inflation effects	(3,269,376)	(1,621,737)	(8,645,757)
Tax Return adjustment from previous fiscal year	(452,613)	3,153,322	1,971,887
Total Income Tax Charge for the Year	(17,065,829)	(32,033,731)	(60,686,282)

Summary of Current Income Tax Liabilities

	12.31.22	12.31.21	12.31.20
Current Income Tax	(16,457,984)	(25,257,891)	(78,342,419)
Tax Advances	7,658,051	7,435,585	33,569,989
Current Income Tax Liabilities	(8,799,933)	(17,822,306)	(44,772,430)

Summary of Accumulated Taxable Net Earnings
For the fiscal year beginning on 01.01.21 and ended 12.31.21:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	5,000	—	25%	—
5,000	50,000	1,250	30%	5,000
50,000	Onwards	14,750	35%	50,000
For the fiscal year beginning on 01.01.22 and ended 12.31.22:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	7,605	—	25%	—
7,605	76,049	1,901	30%	7,605
76,049	Onwards	22,435	35%	76,049